American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income ETF (AVMU)
November 30, 2023

Avantis Core Municipal Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 98.6%
Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24(1)	100,000	101,283
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 9/1/27, Prerefunded at 100% of Par(1)	50,000	52,057
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	200,000	219,653
Alabama Public School and College Authority Rev., 4.00%, 11/1/38	150,000	152,041
Alabama Public School and College Authority Rev., 5.00%, 11/1/39	250,000	271,450
Alabama Public School and College Authority Rev., 4.00%, 11/1/40	700,000	706,093
Water Works Board of the City of Birmingham Rev., 4.00%, 1/1/41	300,000	292,339
		1,794,916
Arizona — 0.7%
Arizona Transportation Board Rev., 5.00%, 7/1/24	50,000	50,549
Mesa Utility System Rev., 4.00%, 7/1/34	15,000	15,557
Phoenix GO, 5.00%, 7/1/25	85,000	87,558
Pima County Sewer System Rev., 5.00%, 7/1/24(1)	5,000	5,048
Pima County Sewer System Rev., 5.00%, 7/1/24	20,000	20,217
Pima County Sewer System Rev., 5.00%, 7/1/25(1)	5,000	5,140
Pima County Sewer System Rev., 5.00%, 7/1/25	30,000	30,940
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	30,000	31,819
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	65,121
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	70,000	75,560
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	40,000	41,754
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/39	200,000	203,222
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	68,807
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	50,000	55,078
State of Arizona COP, 5.00%, 10/1/25(1)	125,000	129,335
State of Arizona COP, 5.00%, 10/1/29(1)	10,000	11,183
State of Arizona Lottery Rev., 5.00%, 7/1/29(1)	30,000	33,343
		930,231
California — 12.1%
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/42	500,000	511,612
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	169,507
California State Public Works Board Rev., 5.00%, 2/1/26	1,000,000	1,047,289
California State Public Works Board Rev., 5.00%, 11/1/29	25,000	25,026
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/27	75,000	75,962
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/32	100,000	101,040
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	40,000	41,054
California State University Rev., 5.00%, 11/1/26	25,000	25,992
California State University Rev., 5.00%, 11/1/36	200,000	208,110
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	25,000	25,467
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	40,000	41,444
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	75,000	77,707
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	44,570
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	139,540
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/35	30,000	32,189
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	60,000	61,730
Fresno Unified School District GO, 4.00%, 8/1/41	300,000	302,481
Los Angeles Community College District GO, 5.00%, 8/1/24	10,000	10,137
Los Angeles Community College District GO, 5.00%, 8/1/25	65,000	67,380

Los Angeles Community College District GO, 5.00%, 6/1/26	60,000	63,407
Los Angeles Community College District GO, 4.00%, 8/1/34	100,000	102,430
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/37	60,000	63,981
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/38	105,000	111,477
Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/39	650,000	658,132
Los Angeles County Public Works Financing Authority Rev., 4.00%, 12/1/40	210,000	210,698
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	35,000	39,019
Los Angeles Department of Airports Rev., 5.00%, 5/15/37	200,000	221,239
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	10,000	10,248
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	218,602
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	76,604
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	70,831
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	25,000	25,293
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	25,000	25,799
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	50,000	50,557
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/40	75,000	82,317
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	140,807
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	42,082
Los Angeles Unified School District GO, 4.00%, 7/1/40	70,000	71,564
Los Angeles Unified School District GO, 5.00%, 7/1/40	225,000	230,002
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	118,375
Los Rios Community College District GO, 3.00%, 8/1/25	15,000	15,001
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/24	80,000	81,447
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/31	180,000	189,544
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/33	225,000	229,139
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/35	100,000	101,296
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26 (AGM)	120,000	124,339
Peralta Community College District GO, 4.00%, 8/1/39	85,000	85,074
Perris Union High School District GO, 4.00%, 9/1/43 (AGM)	50,000	50,678
Riverside County Public Financing Authority Rev., 4.125%, 11/1/25, Prerefunded at 100% of Par(1)	10,000	10,232
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	682,034
Sacramento City Financing Authority Rev., (Sacramento), 5.25%, 12/1/30 (Ambac)	100,000	114,154
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	54,645
San Diego Association of Governments Rev., 5.00%, 11/15/25, Prerefunded at 100% of Par(1)	275,000	284,964
San Diego Community College District GO, 4.00%, 8/1/26, Prerefunded at 100% of Par(1)	45,000	46,616
San Diego Community College District GO, 5.00%, 8/1/26, Prerefunded at 100% of Par(1)	30,000	31,843
San Diego Community College District GO, 5.00%, 8/1/26, Prerefunded at 100% of Par(1)	30,000	31,843
San Diego Community College District GO, 5.00%, 8/1/27	10,000	10,638
San Diego Community College District GO, 5.00%, 8/1/28	40,000	42,532
San Diego Unified School District GO, 5.00%, 7/1/26	75,000	77,308
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	35,000	39,270
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	40,000	32,121
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/34	125,000	125,412
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	250,000	251,441
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/32	20,000	22,313
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	40,000	44,292
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/24	25,000	25,463
San Francisco Public Utilities Commission Water Rev., 4.00%, 11/1/35	10,000	10,027
Santa County Clara GO, 3.50%, 8/1/38	175,000	164,090
Santa County Clara GO, 3.25%, 8/1/39	50,000	43,986
State of California GO, 5.00%, 8/1/27	200,000	206,619
State of California GO, 5.00%, 8/1/28	5,000	5,390
State of California GO, 5.00%, 9/1/28	400,000	414,049
State of California GO, 5.00%, 4/1/30	5,000	5,690
State of California GO, 5.00%, 4/1/30	20,000	22,290

State of California GO, 5.00%, 9/1/31	50,000	52,762
State of California GO, 5.00%, 10/1/31	15,000	16,848
State of California GO, 5.00%, 11/1/31	900,000	902,904
State of California GO, 5.00%, 3/1/32	375,000	382,650
State of California GO, 5.25%, 8/1/32 (AGM)	230,000	272,643
State of California GO, 4.00%, 9/1/32	110,000	111,588
State of California GO, 5.00%, 4/1/33	365,000	366,490
State of California GO, 4.00%, 9/1/33	60,000	60,589
State of California GO, 4.00%, 9/1/33	300,000	302,945
State of California GO, 5.00%, 8/1/34	435,000	446,369
State of California GO, 4.00%, 10/1/34	40,000	41,858
State of California GO, 5.00%, 3/1/35	70,000	78,972
State of California GO, 3.00%, 10/1/35	300,000	280,111
State of California GO, 4.00%, 10/1/35	200,000	211,297
State of California GO, 4.00%, 3/1/36	145,000	151,650
State of California GO, 4.00%, 10/1/36	50,000	51,379
State of California GO, 4.00%, 11/1/36	50,000	52,192
State of California GO, 4.00%, 8/1/37	100,000	101,612
State of California GO, 5.00%, 10/1/37	300,000	302,540
State of California GO, 4.00%, 10/1/39	200,000	204,519
State of California Department of Water Resources Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	135,000	137,747
Sweetwater Union High School District GO, 4.00%, 8/1/42	505,000	500,056
University of California Rev., 5.00%, 5/15/29	35,000	35,978
University of California Rev., 5.00%, 5/15/34	50,000	54,757
University of California Rev., 5.00%, 5/15/36	65,000	69,304
University of California Rev., 5.00%, 5/15/38	30,000	32,242
University of California Rev., 5.00%, 5/15/38	30,000	33,300
University of California Rev., 4.00%, 5/15/40	310,000	313,811
University of California Rev., 5.00%, 5/15/40	450,000	457,367
Vernon Electric System Rev., 5.00%, 4/1/28	275,000	288,705
		15,632,666
Colorado — 1.9%
City & County of Denver GO, 5.00%, 8/1/30	325,000	370,003
City & County of Denver Airport System Rev., 5.00%, 11/15/24	30,000	30,531
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/24 (NATL)(2)	55,000	53,576
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NATL)(2)	80,000	63,426
Regional Transportation District COP, 4.00%, 6/1/40	140,000	136,194
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	30,000	33,206
State of Colorado COP, 5.00%, 12/15/32	50,000	56,308
State of Colorado COP, 4.00%, 12/15/35	50,000	51,856
State of Colorado COP, 4.00%, 12/15/37	40,000	40,644
State of Colorado COP, 4.00%, 12/15/38	30,000	30,353
State of Colorado COP, 4.00%, 12/15/40	1,500,000	1,509,451
University of Colorado Rev., 4.00%, 6/1/43	80,000	79,214
		2,454,762
Connecticut — 2.1%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	75,000	73,737
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/42	400,000	405,226
State of Connecticut GO, 5.00%, 5/15/24	30,000	30,258
State of Connecticut GO, 5.00%, 4/15/25	25,000	25,683
State of Connecticut GO, 5.00%, 1/15/26	35,000	36,499
State of Connecticut GO, 4.00%, 1/15/31	50,000	53,449
State of Connecticut GO, 5.00%, 11/15/31	30,000	30,936
State of Connecticut GO, 3.00%, 1/15/32	20,000	19,263
State of Connecticut GO, 5.00%, 10/15/34	50,000	52,271

State of Connecticut GO, 4.00%, 1/15/37	75,000	77,435
State of Connecticut GO, 4.00%, 1/15/38	170,000	173,017
State of Connecticut GO, 4.00%, 4/15/38	225,000	226,679
State of Connecticut, Special Tax Rev., 5.00%, 9/1/28	55,000	57,999
State of Connecticut, Special Tax Rev., 5.00%, 9/1/29	40,000	42,097
State of Connecticut, Special Tax Rev., 5.00%, 8/1/31	25,000	25,668
State of Connecticut, Special Tax Rev., 5.00%, 5/1/32	90,000	103,178
State of Connecticut, Special Tax Rev., 5.00%, 5/1/33	25,000	28,615
State of Connecticut, Special Tax Rev., 5.00%, 10/1/33	60,000	65,270
State of Connecticut, Special Tax Rev., 4.00%, 5/1/36	665,000	683,203
State of Connecticut, Special Tax Rev., 5.00%, 5/1/37	75,000	82,678
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	70,726
State of Connecticut, Special Tax Rev., 3.125%, 5/1/40	75,000	64,960
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	228,379
University of Connecticut Rev., 4.00%, 4/15/38	95,000	95,563
		2,752,789
District of Columbia — 4.1%
District of Columbia GO, 5.00%, 10/15/30	100,000	111,066
District of Columbia GO, 5.00%, 6/1/31	120,000	121,044
District of Columbia GO, 5.00%, 6/1/33	60,000	60,522
District of Columbia GO, 5.00%, 6/1/35	265,000	280,533
District of Columbia GO, 5.00%, 6/1/36	100,000	105,457
District of Columbia GO, 4.00%, 6/1/37	100,000	100,971
District of Columbia GO, 5.00%, 6/1/37	100,000	104,937
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/32	10,000	10,469
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/33	25,000	26,136
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	450,000	469,814
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/37	360,000	367,500
District of Columbia Rev., (Income Tax Revenue), 5.00%, 3/1/38	100,000	109,313
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/40	1,315,000	1,326,293
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	209,445
Washington Metropolitan Area Transit Authority Rev., 3.00%, 7/15/36	125,000	113,986
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/37	25,000	26,058
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	93,738
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	489,656
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/39	165,000	167,317
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	390,000	393,223
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/42	585,000	603,060
		5,290,538
Florida — 8.2%
Broward County Airport System Rev., 4.00%, 10/1/42	700,000	682,605
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/38	15,000	16,233
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	105,000	108,755
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	100,000	100,957
Central Florida Expressway Authority Rev., 4.00%, 7/1/35	180,000	181,025
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	56,234
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	150,000	149,883
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	65,000	64,809
Central Florida Expressway Authority Rev., 4.00%, 7/1/39	250,000	246,675
Central Florida Expressway Authority Rev., 4.00%, 7/1/41	135,000	133,022
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project Rev.), 5.00%, 10/1/28	160,000	167,159
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project Rev.), 5.00%, 10/1/30	310,000	322,764
Gainesville Utilities System Rev., 5.00%, 10/1/37	55,000	57,988

Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	107,209
JEA Water & Sewer System Rev., 4.00%, 10/1/39	300,000	301,120
Miami Beach Rev., 5.00%, 9/1/40	2,820,000	2,847,883
Miami-Dade County GO, 4.00%, 7/1/33	50,000	50,167
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	135,000	141,087
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	85,000	85,493
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/40	705,000	710,531
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/25	200,000	201,634
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/39	250,000	250,318
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	65,000	65,354
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	50,000	50,786
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/32	130,000	133,485
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	920,000	930,794
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/36	500,000	505,421
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/38	140,000	141,119
Miami-Dade County Water & Sewer System Rev., 3.125%, 10/1/39	25,000	20,979
Orange County Convention Center Rev., 4.00%, 10/1/36	50,000	49,640
Orange County Convention Center/Orlando Rev., 5.00%, 10/1/24	80,000	80,911
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/34	115,000	115,296
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	150,000	148,918
Orange County School Board COP, 5.00%, 8/1/33	50,000	51,716
Orange County School Board COP, 5.00%, 8/1/34	165,000	170,154
Palm Beach County School District COP, 5.00%, 8/1/29	130,000	141,955
Palm Beach County School District COP, 5.00%, 8/1/31	110,000	112,147
Port State Lucie Utility System Rev., 4.00%, 9/1/36	130,000	130,633
School Board of Miami-Dade County COP, 5.00%, 2/1/24	75,000	75,177
School Board of Miami-Dade County COP, 5.00%, 2/1/25	60,000	61,121
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	83,001
School Board of Miami-Dade County COP, 5.00%, 2/1/29	60,000	62,060
School Board of Miami-Dade County COP, 5.00%, 5/1/30	60,000	61,227
School Board of Miami-Dade County COP, 5.00%, 5/1/32	80,000	81,669
School District of Broward County COP, 5.00%, 7/1/32	25,000	28,008
Tampa Bay Water Rev., 5.50%, 10/1/24 (NATL)	55,000	56,028
Tampa-Hillsborough County Expressway Authority Rev., 4.00%, 7/1/42	250,000	244,905
		10,586,055
Georgia — 2.8%
Atlanta Department of Aviation Rev., 5.00%, 7/1/27	10,000	10,760
Atlanta Water & Wastewater Rev., 5.75%, 11/1/30 (AGM)	10,000	11,830
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	880,000	893,051
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	79,215
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	125,383
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/30	80,000	90,331
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	207,921
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/33	310,000	323,946
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	41,198
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	230,024
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/29	20,000	22,507
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	255,078
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 10/1/38	110,000	110,954
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	50,808
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/41	235,000	237,139
State of Georgia GO, 4.00%, 7/1/36	855,000	876,033
		3,566,178
Hawaii — 0.5%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	74,184

City & County of Honolulu GO, 5.00%, 3/1/25	45,000	46,095
City & County of Honolulu GO, 5.00%, 9/1/30	185,000	202,336
City & County of Honolulu GO, 5.00%, 3/1/31	45,000	50,588
State of Hawaii GO, 5.00%, 10/1/30	60,000	64,252
State of Hawaii GO, 5.00%, 1/1/36	35,000	37,459
State of Hawaii GO, 3.00%, 4/1/36	30,000	27,437
State of Hawaii GO, 4.00%, 5/1/36	10,000	10,153
State of Hawaii GO, 5.00%, 1/1/38	75,000	79,293
State of Hawaii Airports System Rev., 5.00%, 7/1/33	35,000	39,379
		631,176
Idaho — 0.1%
Idaho Housing & Finance Association Rev., 4.00%, 7/15/38	160,000	160,344
Illinois — 7.6%
Chicago GO, 5.00%, 1/1/34	65,000	69,591
Chicago GO, 5.00%, 1/1/34	200,000	213,352
Chicago GO, 4.00%, 1/1/36	145,000	137,951
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	45,000	45,584
Chicago O'Hare International Airport Rev., 5.00%, 1/1/31	100,000	101,283
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	25,000	25,747
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	170,000	172,155
Chicago O'Hare International Airport Rev., 5.00%, 1/1/34	25,000	25,730
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	94,528
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	115,000	118,031
Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	101,563
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	160,000	166,651
Chicago Waterworks Rev., 5.00%, 11/1/39	945,000	949,786
City of Chicago GO, 5.00%, 1/1/33	375,000	399,556
Cook County GO, 5.00%, 11/15/25	55,000	56,621
Cook County Sales Tax Rev., 4.00%, 11/15/39	1,000,000	985,713
Cook County Sales Tax Rev., 4.00%, 11/15/40	285,000	280,410
Cook County Sales Tax Rev., 4.00%, 11/15/41	100,000	97,391
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	134,908
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/32	115,000	121,999
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	100,000	105,994
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/35	25,000	26,406
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/37	225,000	228,138
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	90,601
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/26	150,000	154,015
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/27	250,000	256,447
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/29	140,000	143,474
Illinois Municipal Electric Agency Rev., 4.00%, 2/1/33	240,000	240,358
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/25	100,000	102,097
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	20,000	21,761
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	25,000	28,121
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	135,000	151,853
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	30,000	33,592
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	1,000,000	1,000,608
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	655,000	661,038
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	137,657
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	76,722
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	135,000	133,179
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/43	190,000	205,359
Metropolitan Pier & Exposition Authority Rev., 4.00%, 12/15/42	70,000	67,273
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	100,000	103,670
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	96,375

Sales Tax Securitization Corp. Rev., 5.00%, 1/1/27	55,000	58,058
Sales Tax Securitization Corp. Rev., 5.50%, 1/1/32	10,000	10,965
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	160,015
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	135,000	134,920
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/43	220,000	228,726
Springfield Electric Rev., 4.00%, 3/1/40 (AGM)	20,000	19,283
State of Illinois GO, 5.00%, 7/1/25	135,000	137,967
State of Illinois GO, 5.00%, 12/1/25	115,000	118,192
State of Illinois GO, 5.00%, 2/1/26	40,000	41,212
State of Illinois GO, 5.00%, 2/1/27	200,000	200,090
State of Illinois GO, 5.00%, 10/1/31	100,000	109,395
State of Illinois GO, 5.00%, 3/1/34	40,000	43,743
State of Illinois GO, 5.00%, 5/1/35	35,000	35,053
State of Illinois GO, 4.00%, 11/1/38	20,000	19,549
State of Illinois GO, 5.00%, 5/1/39	150,000	150,020
State of Illinois GO, 5.50%, 5/1/39	15,000	16,398
State of Illinois Rev., 5.00%, 6/15/26	15,000	15,037
		9,861,911
Indiana — 0.5%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	399,988
Indiana Municipal Power Agency Rev., 5.00%, 1/1/33	50,000	51,836
Indiana Municipal Power Agency Rev., 4.00%, 1/1/42	200,000	196,257
		648,081
Kansas — 1.0%
State of Kansas Department of Transportation Rev., 5.00%, 9/1/33	1,300,000	1,334,598
Kentucky — 0.5%
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/26	50,000	50,456
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/25	585,000	605,670
		656,126
Louisiana — 0.3%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/25, Prerefunded at 100% of Par(1)	85,000	86,929
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/29	115,000	121,206
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/30	120,000	126,411
State of Louisiana GO, 5.00%, 8/1/27	75,000	79,113
		413,659
Maryland — 1.4%
Montgomery County GO, 5.00%, 11/1/24	35,000	35,617
Prince County George's GO, 5.00%, 7/15/31	100,000	110,020
State of Maryland GO, 5.00%, 3/15/25	25,000	25,677
State of Maryland GO, 5.00%, 8/1/27	500,000	541,090
State of Maryland GO, 5.00%, 3/15/29	25,000	27,924
State of Maryland GO, 5.00%, 8/1/30	15,000	17,136
State of Maryland GO, 5.00%, 3/15/31	25,000	26,613
State of Maryland GO, 3.25%, 3/15/32	25,000	24,667
State of Maryland GO, 5.00%, 8/1/35	105,000	118,625
State of Maryland GO, 5.00%, 6/1/36	150,000	172,932
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	62,707
State of Maryland Department of Transportation Rev., 4.00%, 10/1/32	690,000	707,866
		1,870,874
Massachusetts — 3.0%
Massachusetts GO, 5.50%, 8/1/30 (Ambac)	150,000	173,992
Massachusetts GO, 5.00%, 9/1/30	10,000	11,208
Massachusetts GO, 5.00%, 5/1/31	165,000	166,071

Massachusetts GO, 5.00%, 2/1/35	50,000	52,722
Massachusetts GO, 3.00%, 7/1/35	100,000	95,511
Massachusetts GO, 5.00%, 9/1/37	50,000	53,592
Massachusetts GO, 4.00%, 12/1/39	50,000	50,145
Massachusetts GO, 4.00%, 11/1/40	275,000	278,727
Massachusetts GO, 5.00%, 11/1/41	55,000	57,210
Massachusetts GO, 4.00%, 4/1/42	645,000	639,030
Massachusetts GO, 5.00%, 11/1/45	75,000	80,310
Massachusetts GO, 5.00%, 11/1/50	75,000	79,634
Massachusetts Bay Transportation Authority Rev., 0.00%, Capital Appreciation, 7/1/31(2)	500,000	368,058
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/40	1,000,000	1,015,777
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/39	75,000	75,040
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 10/1/41	135,000	148,333
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.00%, 10/15/29	10,000	11,339
Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	105,000	97,424
Massachusetts School Building Authority Rev., 5.00%, 11/15/33	25,000	26,247
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	61,267
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	154,457
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/33	155,000	169,512
		3,865,606
Michigan — 3.1%
Michigan Finance Authority Rev., (Detroit Public Lighting Authority Utility Users Tax Rev.), 5.00%, 7/1/39	165,000	165,062
Michigan Finance Authority Rev., (Detroit), 4.50%, 10/1/29	170,000	170,488
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/26 (AGM)	25,000	25,190
Michigan State Building Authority Rev., 5.00%, 4/15/30	30,000	31,029
Michigan State Building Authority Rev., 5.00%, 10/15/30	10,000	10,471
Michigan State Building Authority Rev., 5.00%, 4/15/32	450,000	463,994
State of Michigan Rev., 5.00%, 3/15/24	220,000	221,148
State of Michigan Trunk Line Rev., 5.00%, 11/15/29	75,000	84,810
State of Michigan Trunk Line Rev., 4.00%, 11/15/36	910,000	942,534
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	25,000	25,566
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	75,000	76,910
State of Michigan Trunk Line Rev., 4.00%, 11/15/39	500,000	507,380
State of Michigan Trunk Line Rev., 4.00%, 11/15/40	100,000	100,948
State of Michigan Trunk Line Rev., 4.00%, 11/15/41	945,000	951,489
University of Michigan Rev., 5.00%, 4/1/26, Prerefunded at 100% of Par(1)	20,000	20,960
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/40	200,000	202,435
		4,000,414
Minnesota — 0.1%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	30,000	31,913
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	26,599
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/30	20,000	21,260
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	106,260
		186,032
Mississippi†
State of Mississippi GO, 5.00%, 10/1/27, Prerefunded at 100% of Par(1)	25,000	27,098
Missouri — 0.3%
Missouri Joint Municipal Electric Utility Commission Rev., 5.00%, 12/1/40	275,000	280,767
Springfield School District No. R-12 GO, 3.00%, 3/1/39	20,000	16,846
St. Louis Airport Rev., 5.50%, 7/1/28 (NATL)	25,000	27,657
		325,270
Nebraska — 1.0%
Omaha Public Power District Rev., 5.00%, 2/1/31	30,000	33,098
Omaha Public Power District Rev., 4.00%, 2/1/39	1,210,000	1,210,199
		1,243,297

Nevada — 1.0%
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	55,000	60,917
Clark County School District GO, 5.00%, 6/15/25	115,000	118,131
Clark County School District GO, 5.00%, 6/15/26	15,000	15,539
Clark County School District GO, 5.00%, 6/15/27	125,000	129,738
Las Vegas Convention & Visitors Authority Rev., (Clark County & City of Las Vegas Combined Room Tax Rev.), 5.00%, 7/1/43	500,000	520,336
Las Vegas Valley Water District GO, 4.00%, 6/1/39	200,000	200,375
State of Nevada Highway Improvement Rev., 5.00%, 12/1/25	50,000	52,002
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	45,000	47,338
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	52,561
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	111,750
Truckee Meadows Water Authority Rev., 5.00%, 7/1/34	25,000	26,088
		1,334,775
New Jersey — 3.1%
Garden State Preservation Trust Rev., 5.75%, 11/1/28 (AGM)	25,000	26,740
Garden State Preservation Trust Rev., Capital Appreciation, 0.00%, 11/1/28 (AGM)(2)	5,000	4,245
Hudson County Improvement Authority Rev., 4.00%, 10/1/46	100,000	97,805
Hudson County Improvement Authority Rev., 4.00%, 10/1/51	150,000	142,985
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/25	30,000	30,453
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	52,748
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	25,000	25,756
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/24	50,000	50,153
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	20,000	20,612
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	25,000	25,765
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	95,000	96,288
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 12/15/26, Prerefunded at 100% of Par(1)	140,000	149,157
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 12/15/26, Prerefunded at 100% of Par(1)	20,000	21,597
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/27, Prerefunded at 100% of Par(1)	25,000	26,087
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	25,000	25,366
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/27, Prerefunded at 100% of Par(1)	90,000	96,925
New Jersey Economic Development Authority Rev., (State of New Jersey Division of Property Management & Construction), 5.00%, 6/15/42	645,000	669,563
New Jersey Educational Facilities Authority Rev., (Montclair State University, Inc.), 5.00%, 7/1/39	20,000	20,101
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	56,837
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	5,000	5,219
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	25,000	26,916
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	35,000	37,683
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	25,000	26,051
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	100,000	111,749
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	140,000	145,766
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	50,000	53,635
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.25%, 6/15/40	850,000	868,410
New Jersey Turnpike Authority Rev., 5.00%, 1/1/30	285,000	286,751
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	15,000	16,178
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	20,000	21,571
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	10,000	10,768
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	275,000	276,644
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	25,000	26,271
New Jersey Turnpike Authority Rev., 4.00%, 1/1/34	25,000	25,616
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	25,000	26,197

New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	95,000	97,086
New Jersey Turnpike Authority Rev., 5.00%, 1/1/35	10,000	10,715
New Jersey Turnpike Authority Rev., 5.00%, 1/1/36	10,000	10,671
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	30,000	26,269
New Jersey Turnpike Authority Rev., 5.00%, 1/1/40	15,000	15,725
State of New Jersey GO, 4.00%, 6/1/25, Prerefunded at 100% of Par(1)	20,000	20,266
State of New Jersey GO, 5.00%, 6/1/28	50,000	54,551
State of New Jersey GO, 4.00%, 6/1/30	100,000	105,799
State of New Jersey GO, 4.00%, 6/1/31	25,000	26,589
		3,972,279
New Mexico†
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	51,795
New York — 12.9%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	20,617
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	25,000	26,402
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/29	60,000	63,367
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	20,000	21,076
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	166,412
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/42	30,000	31,016
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	59,854
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	106,164
Long Island Power Authority Rev., 5.00%, 9/1/39	350,000	352,171
Long Island Power Authority Rev., 5.00%, 9/1/41	165,000	169,037
Long Island Power Authority Rev., 5.00%, 9/1/42	120,000	124,159
Metropolitan Transportation Authority Rev., 5.00%, 11/15/25	110,000	113,581
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	200,000	213,636
Metropolitan Transportation Authority Rev., 4.00%, 11/15/36	40,000	40,018
Metropolitan Transportation Authority Rev., 5.00%, 11/15/37	40,000	40,394
Metropolitan Transportation Authority Rev., 5.00%, 11/15/39	155,000	155,257
Metropolitan Transportation Authority Rev., 4.00%, 11/15/41 (AGM)	220,000	214,018
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	100,000	101,073
Metropolitan Transportation Authority Rev., 4.00%, 11/15/42	100,000	94,088
Metropolitan Transportation Authority Rev., 4.25%, 11/15/42	135,000	132,387
Metropolitan Transportation Authority Rev., 5.00%, 11/15/44 (AGM)	25,000	25,626
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/33	25,000	26,946
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/35	25,000	26,253
Nassau County GO, 5.00%, 10/1/27	80,000	86,896
New York City GO, 5.00%, 8/1/25	165,000	167,243
New York City GO, 5.00%, 8/1/25	200,000	206,762
New York City GO, 5.00%, 8/1/26	25,000	26,423
New York City GO, 5.00%, 8/1/27	100,000	107,892
New York City GO, 5.00%, 8/1/28	10,000	10,823
New York City GO, 5.25%, 10/1/30	50,000	54,177
New York City GO, 4.00%, 3/1/33	295,000	295,085
New York City GO, 5.00%, 8/1/37	105,000	108,764
New York City GO, 5.00%, 12/1/38	30,000	31,926
New York City GO, 4.00%, 8/1/39	360,000	360,920
New York City GO, 4.00%, 8/1/41	400,000	401,530
New York City GO, 5.00%, 12/1/41	80,000	82,814
New York City GO, 5.00%, 9/1/42	185,000	202,497
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	95,907
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/29	25,000	26,579
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/35	25,000	26,364

New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/36	330,000	334,758
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	155,000	159,616
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/37	130,000	132,007
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	50,000	50,209
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	75,000	74,880
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/40	75,000	75,405
New York State Dormitory Authority Rev., (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/40	115,000	115,520
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/43	210,000	192,570
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/34	75,000	76,971
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	50,624
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/36	100,000	103,028
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/39	10,000	10,268
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	284,832
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/24, Prerefunded at 100% of Par(1)	60,000	60,226
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 9/15/25(1)	35,000	36,301
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/30	100,000	106,744
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	500,000	546,843
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/32	420,000	424,459
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	43,656
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	45,940
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	100,000	110,747
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	75,000	76,488
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	145,000	148,211
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/38	65,000	65,642
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/39	200,000	201,066
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	145,000	145,831
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	25,000	26,611
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/40	560,000	585,604
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	100,000	100,306
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/41	125,000	134,270
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 3.00%, 3/15/41	530,000	437,286
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/42	100,000	102,845
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/32	75,000	75,193
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/33	60,000	62,873
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/34	165,000	169,503
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	50,000	53,490
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/40	105,000	111,138
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/42	25,000	26,212
New York State Dormitory Authority Rev., (Trustees of Columbia University in the New York City), 5.00%, 10/1/38	70,000	74,716
New York State Thruway Authority Rev., 5.00%, 1/1/26	40,000	40,042
New York State Thruway Authority Rev., 5.00%, 1/1/29	100,000	101,836
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	101,222
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	100,843
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	35,178
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	100,000	102,086
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/40	120,000	132,976
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	25,000	25,134
New York State Urban Development Corp. Rev., 5.00%, 3/15/26(1)	10,000	10,459
New York State Urban Development Corp. Rev., 5.00%, 3/15/26	45,000	47,164
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/24, Prerefunded at 100% of Par(1)	30,000	30,157
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/24	200,000	201,055
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26, Prerefunded at 100% of Par(1)	115,000	120,279
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/29	65,000	66,615

New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	25,000	26,818
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	50,000	52,001
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	110,000	110,332
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	28,381
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	150,000	155,049
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/34	60,000	60,110
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/35	25,000	28,154
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	50,000	53,798
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	30,000	30,532
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	85,000	85,641
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	200,000	219,173
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	60,000	63,261
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	100,000	99,572
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/41	110,000	116,663
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/41	400,000	432,380
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	15,000	16,406
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	140,000	158,989
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/39	1,390,000	1,394,731
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/39	70,000	74,820
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/43	75,000	73,763
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/29	10,000	10,879
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/31	5,000	5,156
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/33	15,000	16,781
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/34	425,000	457,905
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/35	40,000	44,405
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	101,572
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24, Prerefunded at 100% of Par(1)	10,000	10,166
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24(1)	50,000	50,832
Suffolk County Water Authority Rev., 3.00%, 6/1/32	10,000	9,719
Suffolk County Water Authority Rev., 3.25%, 6/1/43	15,000	12,875
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/25	20,000	20,808
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	60,000	63,988
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	80,000	87,103
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	50,000	55,483
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	150,000	159,771
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	105,000	111,393
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	100,420
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	209,011
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	52,160
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/41	100,000	102,467
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	35,000	35,018
Utility Debt Securitization Authority Rev., 5.00%, 6/15/27	40,000	41,273
Utility Debt Securitization Authority Rev., 5.00%, 6/15/28	25,000	26,266
Utility Debt Securitization Authority Rev., 5.00%, 12/15/32	85,000	87,850
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	25,000	25,808
Utility Debt Securitization Authority Rev., 5.00%, 12/15/34	85,000	88,755
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	51,320
		16,683,847
North Carolina — 0.7%
Charlotte Water & Sewer System Rev., 5.00%, 7/1/40	25,000	25,394
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/25	180,000	183,296
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/31	50,000	51,509
North Carolina Turnpike Authority Rev., 0.00%, Capital Appreciation, 1/1/41(2)	500,000	236,973
State of North Carolina GO, 5.00%, 6/1/29	60,000	67,253
State of North Carolina Rev., 5.00%, 3/1/30	10,000	11,067

State of North Carolina Rev., 5.00%, 3/1/33	115,000	126,660
Wake County GO, 5.00%, 3/1/24	160,000	160,724
		862,876
Ohio — 2.3%
American Municipal Power, Inc. Rev., 5.00%, 2/15/33	90,000	98,965
American Municipal Power, Inc. Rev., 5.00%, 2/15/35	100,000	109,374
American Municipal Power, Inc. Rev., 4.00%, 2/15/36	325,000	329,493
American Municipal Power, Inc. Rev., 4.00%, 2/15/37	435,000	437,666
American Municipal Power, Inc. Rev., 4.00%, 2/15/38	50,000	49,595
American Municipal Power, Inc. Rev., 5.00%, 2/15/42	400,000	400,356
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/36	175,000	178,824
Cincinnati City School District GO, 5.25%, 12/1/29 (NATL)	15,000	16,932
Cincinnati City School District GO, 5.25%, 12/1/30 (NATL)	30,000	34,296
Cincinnati City School District GO, 5.25%, 12/1/31 (NATL)	5,000	5,801
County of Franklin Sales Tax Rev., 5.00%, 6/1/43	100,000	104,960
Hamilton County Sales Tax Rev., 4.00%, 12/1/31	200,000	202,522
Hamilton County Sales Tax Rev., 4.00%, 12/1/32	505,000	511,171
Northeast Ohio Regional Sewer District Rev., 3.00%, 11/15/39	230,000	194,211
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	82,532
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	108,968
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	45,000	50,610
State of Ohio GO, 5.00%, 8/1/24	30,000	30,384
State of Ohio Rev., 5.00%, 12/15/23	55,000	55,030
		3,001,690
Oklahoma — 0.9%
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 2 Moore), 4.00%, 6/1/31	80,000	84,427
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 29 Norman), 5.00%, 6/1/24	225,000	226,814
Grand River Dam Authority Rev., 5.00%, 6/1/25	250,000	256,543
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/30	175,000	195,085
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/37	375,000	383,556
		1,146,425
Oregon — 0.3%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	81,434
Multnomah County School District No. 1 Portland GO, 5.00%, 6/15/24 (SCH BD GTY)	25,000	25,247
Oregon State Lottery Rev., 5.00%, 4/1/27	175,000	179,535
State of Oregon Department of Transportation Rev., 5.00%, 11/15/24, Prerefunded at 100% of Par(1)	65,000	66,134
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/24, Prerefunded at 100% of Par (SCH BD GTY)(1)	35,000	35,347
		387,697
Pennsylvania — 5.6%
Commonwealth Financing Authority Rev., (Pennsylvania Department of Community & Economic Development), 5.00%, 6/1/35	210,000	213,775
Commonwealth of Pennsylvania COP, 5.00%, 7/1/43	100,000	103,104
Delaware River Port Authority Rev., 5.00%, 1/1/40	715,000	761,926
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	20,000	21,979
Delaware Valley Regional Finance Authority Rev., 5.75%, 7/1/32	25,000	29,399
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/31	100,000	107,342
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	175,000	187,559
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	300,000	298,948
Northampton County General Purpose Authority Rev., (Lafayette College), 5.00%, 11/1/34	265,000	280,944
Pennsylvania GO, 5.00%, 1/1/24	25,000	25,034
Pennsylvania GO, 5.00%, 9/15/24	100,000	101,500

Pennsylvania GO, 5.00%, 1/1/28	5,000	5,316
Pennsylvania GO, 4.00%, 9/15/32	230,000	234,011
Pennsylvania GO, 4.00%, 5/1/33	220,000	230,047
Pennsylvania GO, 4.00%, 3/15/34	50,000	50,161
Pennsylvania GO, 3.00%, 9/15/36	80,000	70,877
Pennsylvania GO, 3.00%, 5/1/38	25,000	21,061
Pennsylvania GO, 2.00%, 5/1/39	30,000	21,051
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 8/15/41	1,000,000	1,003,775
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	30,000	33,142
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	30,000	30,000
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/35	105,000	105,294
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/40	1,675,000	1,694,436
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/41	30,000	30,690
Philadelphia GO, 4.00%, 8/1/35	570,000	571,311
Philadelphia Authority for Industrial Development Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/42	170,000	163,012
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/50 (AGM)	100,000	105,651
Philadelphia Water & Wastewater Rev., 5.00%, 10/1/42	690,000	710,297
		7,211,642
Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp. Rev., (Brown University), 4.00%, 9/1/37	1,000,000	1,012,528
South Carolina — 1.1%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/23, Prerefunded at 100% of Par(1)	30,000	30,000
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/26	500,000	500,000
South Carolina Public Service Authority Rev., 5.00%, 12/1/26	150,000	151,829
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	120,000	123,631
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	445,000	456,421
South Carolina Public Service Authority Rev., 5.00%, 12/1/36	25,000	25,411
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	38,442
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	56,274
		1,382,008
Tennessee — 0.1%
Memphis GO, 5.00%, 5/1/24	55,000	55,418
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	50,000	52,097
		107,515
Texas — 10.6%
Austin GO, 2.95%, 9/1/27	25,000	24,918
Bexar County GO, 4.00%, 6/15/41	75,000	74,761
Bexar County GO, 5.00%, 6/15/42	400,000	413,449
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	30,000	30,401
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	35,000	35,467
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/25	50,000	51,717
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/26	25,000	26,475
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	478,931
Board of Regents of the University of Texas System Rev., 4.00%, 8/15/42	245,000	243,035
Central Texas Regional Mobility Authority Rev., 3.375%, 1/1/41	35,000	30,187
Central Texas Turnpike System Rev., 4.00%, 8/15/38	360,000	350,453
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	95,077
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	80,000	80,281
Dallas GO, 5.00%, 2/15/27	655,000	656,742
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	35,000	39,276
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	240,000	267,908
Dallas College GO, 5.00%, 2/15/24	95,000	95,347
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/32	15,000	16,964
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	50,000	56,490

Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	73,436
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/41	330,000	325,791
Dallas Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	35,000	35,462
Dallas Independent School District GO, 5.00%, 8/15/24, Prerefunded at 100% of Par (PSF-GTD)(1)	40,000	40,494
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	82,460
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/31	190,000	199,147
El Paso GO, 4.00%, 8/15/41	50,000	49,735
Houston GO, 5.00%, 3/1/24	70,000	70,303
Houston GO, 5.00%, 3/1/24	75,000	75,325
Houston GO, 5.00%, 3/1/28	35,000	38,042
Houston Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	55,000	57,270
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,035,000	1,046,292
North Texas Tollway Authority Rev., 5.00%, 1/1/30	65,000	66,027
North Texas Tollway Authority Rev., 5.00%, 1/1/30	65,000	67,480
North Texas Tollway Authority Rev., 4.00%, 1/1/37	50,000	50,572
North Texas Tollway Authority Rev., 4.00%, 1/1/38	35,000	35,017
North Texas Tollway Authority Rev., 5.00%, 1/1/43	400,000	417,099
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/28	10,000	10,400
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/36	20,000	20,314
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	30,000	30,010
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/38	25,000	26,680
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	80,928
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/26	75,000	78,306
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	130,000	136,416
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	230,000	240,879
San Antonio Electric & Gas Systems Rev., 4.00%, 2/1/34	1,075,000	1,087,646
San Antonio Public Facilities Corp. Rev., 4.00%, 9/15/42	1,150,000	1,080,294
San Jacinto Community College District GO, 4.00%, 2/15/41	2,500,000	2,463,482
State of Texas GO, 4.00%, 4/1/24, Prerefunded at 100% of Par(1)	50,000	50,131
State of Texas GO, 5.00%, 4/1/24, Prerefunded at 100% of Par(1)	60,000	60,349
State of Texas GO, 5.00%, 10/1/24, Prerefunded at 100% of Par(1)	50,000	50,696
State of Texas GO, 5.00%, 10/1/28	40,000	41,323
State of Texas GO, 5.00%, 10/1/30	55,000	58,689
State of Texas GO, 5.00%, 10/1/33	100,000	106,315
Texas A&M University Rev., 5.00%, 5/15/25	295,000	303,393
Texas Transportation Commission State Highway Fund Rev., 5.00%, 4/1/24	5,000	5,030
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/29	45,000	46,591
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	105,000	105,330
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	540,000	553,013
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/35	125,000	127,999
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 4/15/38	220,000	221,527
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/38	400,000	406,597
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	285,000	304,429
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/40	75,000	76,679
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	25,000	26,840
University of Texas System Rev., 5.00%, 8/15/30	50,000	57,057
		13,655,174
Utah — 0.9%
City of Salt Lake City Airport Revenue Rev., 5.00%, 7/1/42	150,000	154,634
State of Utah GO, 5.00%, 7/1/28	125,000	137,765
State of Utah GO, 5.00%, 7/1/29	40,000	44,464
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	30,000	30,946
Utah Transit Authority Rev., 5.00%, 6/15/25	80,000	82,154
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	600,000	618,913

Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	40,000	46,110
		1,114,986
Vermont — 0.2%
University of Vermont & State Agricultural College Rev., 4.00%, 10/1/40	245,000	240,953
Virginia — 1.0%
Richmond Public Utility Rev., 5.00%, 1/15/26, Prerefunded at 100% of Par(1)	25,000	26,047
University of Virginia Rev., 5.00%, 4/1/38	25,000	26,367
Virginia College Building Authority Rev., 5.00%, 2/1/30	75,000	81,657
Virginia College Building Authority Rev., 5.00%, 2/1/31	70,000	73,833
Virginia College Building Authority Rev., 3.00%, 2/1/35	80,000	73,304
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/24	50,000	50,431
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/25	25,000	25,641
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	50,000	52,947
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/27	60,000	64,905
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/32	10,000	10,729
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/33	50,000	53,545
Virginia Public Building Authority Rev., 5.00%, 8/1/27	100,000	108,145
Virginia Resources Authority Rev., 4.00%, 11/1/41	150,000	150,255
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	535,000	529,126
		1,326,932
Washington — 4.2%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	50,000	51,870
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/36	50,000	56,299
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 4.00%, 11/1/40	150,000	151,525
Central Puget Sound Regional Transit Authority Rev., (Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/26	50,000	53,108
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/25	25,000	25,772
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	25,000	25,239
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	70,051
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	20,000	21,511
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	25,000	27,383
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/31	15,000	15,151
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	51,415
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	25,000	25,680
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	50,000	56,050
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	65,000	74,319
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/38	125,000	135,203
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	985,000	989,671
King County Sewer Rev., 4.00%, 7/1/31	125,000	127,156
Seattle Municipal Light & Power Rev., 4.00%, 7/1/41	640,000	643,996
Seattle Municipal Light & Power Rev., 4.00%, 7/1/43	1,000,000	1,002,756
Snohomish County Public Utility District No. 1 Electric System Rev., 5.00%, 12/1/40	200,000	202,966
State of Washington GO, 5.00%, 8/1/24	300,000	303,797
State of Washington GO, 4.00%, 7/1/26	50,000	50,206
State of Washington GO, 5.00%, 8/1/28	50,000	52,615
State of Washington GO, 5.00%, 7/1/29	250,000	259,764
State of Washington GO, 5.00%, 8/1/31	25,000	26,700
State of Washington GO, 5.00%, 8/1/32	40,000	41,040
State of Washington GO, 5.00%, 8/1/32	255,000	271,793
State of Washington GO, 5.00%, 8/1/34	145,000	148,582
State of Washington GO, 5.00%, 8/1/36	55,000	57,218
State of Washington GO, 5.00%, 2/1/40	40,000	43,286
State of Washington GO, 5.00%, 8/1/40	265,000	285,109
State of Washington GO, 5.00%, 2/1/41	25,000	26,968

University of Washington Rev., 4.00%, 6/1/37	10,000	10,016
		5,384,215
West Virginia — 0.1%
State of West Virginia GO, 5.00%, 12/1/41	70,000	73,730
State of West Virginia GO, 4.00%, 12/1/42	100,000	99,579
		173,309
Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority Rev., (Medical College of Wisconsin, Inc.), 5.00%, 12/1/41	135,000	138,700
TOTAL MUNICIPAL SECURITIES (Cost $128,595,013)		127,421,967
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $178,643)	178,657	178,657
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $128,773,656)		127,600,624
OTHER ASSETS AND LIABILITIES — 1.2%		1,598,163
TOTAL NET ASSETS — 100.0%		$129,198,787

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GO	–	General Obligation
NATL	–	National Public Finance Guarantee Corporation
PSF-GTD	–	Permanent School Fund Guaranteed
SCH BD GTY	–	School Bond Guaranty
†Category is less than 0.05% of total net assets.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$127,421,967	—
Short-Term Investments	$178,657	—	—
	$178,657	$127,421,967	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.